Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 AVX Corporation USD ($)	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 1991 AVX Corporation USD ($)	Mar. 31, 1991 AVX Corporation JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Contractual obligations for the acquisition or construction of property, plant and equipment	¥ 9,635
Rental expenses for operating leases	10,586	8,310	9,210
Purchase of material	16,010
Material obligated to purchase in total by the end of December 2020	203,115
Total amount of guarantees for the debt of employees, an investee and an unconsolidated subsidiary	588
Payment for environmental conditions and remediation						66	8,878
Minimum amount of remediation subject to reopener provisions				130.5	10,701.0
Proposed remedial action plan, minimum range of future cost estimates				362	29,684
Proposed remedial action plan, maximum range of future cost estimates				401	32,882
Remediation costs				456	37,392
Minimum range of estimated environmental remediation cost				100	7,900
Maximum range of estimated environmental remediation cost				730	59,860
Environmental remediation cost				$ 100	¥ 7,900